Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions Outstanding	The following amounts were outstanding at 31 December 2024 and 2023:

	2024	2023
	£m	£m
Amounts owed by related parties	68	74

Amounts owed to related parties	(104)	(75)